Employees' Defined Benefit Plans, Foreign Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Change in plan assets:
Fair value of plan assets at end of year	¥ 7,658	¥ 8,292
Foreign plans
Change in benefit obligation:
Benefit obligation at beginning of year	5,661	5,002
Service cost	441	321
Interest cost	230	206
Actuarial (gain) loss	287	(43)
Acquisition and other		789
Foreign currency exchange rate changes	(254)	(439)
Benefits paid	(246)	(175)
Defined Benefit Plan, Benefit Obligation	6,119	5,661
Change in plan assets:
Fair value of plan assets at beginning of year	593	435
Actual return on plan assets	37	57
Employer contribution	50	179
Foreign currency exchange rate changes	(12)	(30)
Benefits paid	(105)	(48)
Fair value of plan assets at end of year	563	593
Funded status	¥ (5,556)	¥ (5,068)